THE HUNTINGTON FUNDS

HUNTINGTON TAX-FREE MONEY MARKET FUND

HUNTINGTON MONEY MARKET FUND

HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND

HUNTINGTON U.S. TREASURY MONEY MARKET FUND

HUNTINGTON DISCIPLINED EQUITY FUND

HUNTINGTON DIVIDEND CAPTURE FUND

HUNTINGTON GLOBAL SELECT MARKETS FUND

HUNTINGTON GROWTH FUND

HUNTINGTON INCOME EQUITY FUND

HUNTINGTON INTERNATIONAL EQUITY FUND

HUNTINGTON MACRO 100 FUND

HUNTINGTON MID CORP AMERICA FUND

HUNTINGTON REAL STRATEGIES FUND

HUNTINGTON ROTATING MARKETS FUND

HUNTINGTON SITUS FUND

HUNTINGTON FIXED INCOME SECURITIES FUND

HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND

HUNTINGTON MORTGAGE SECURITIES FUND

HUNTINGTON OHIO TAX-FREE FUND

HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND

HUNTINGTON BALANCED ALLOCATION FUND

HUNTINGTON CONSERVATIVE ALLOCATION FUND

HUNTINGTON GROWTH ALLOCATION FUND

SUPPLEMENT DATED NOVEMBER 30, 2012 TO THE HUNTINGTON FUNDS

RETAIL PROSPECTUS DATED APRIL 30, 2012, AS AMENDED,

(CLASS A SHARES AND TRUST SHARES)

EFFECTIVE AS OF NOVEMBER 30, 2012, PLEASE REPLACE THE SECTION TITLED “INVESTMENT ADVISOR AND PORTFOLIO MANAGER” IN THE HUNTINGTON INTERNATIONAL EQUITY FUND’S SUMMARY PROSPECTUS ON PAGE 3 (PAGE 44 OF THE ENTIRE HUNTINGTON RETAIL PROSPECTUS FILING) WITH THE FOLLOWING:

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Paul Attwood, Vice President of the Advisor, has served as the Fund’s Portfolio Manager since 2012.

EFFECTIVE AS OF NOVEMBER 30, 2012, PLEASE REPLACE THE SECTION TITLED “MANAGEMENT OF THE TRUST” IN THE HUNTINGTON FUND’S RETAIL PROSPECTUS ON PAGES 220 THROUGH 222 WITH THE FOLLOWING:

Management of the Trust

The Trustees of the Trust are responsible for generally overseeing the conduct of each Fund’s business. The Advisor, whose address is Huntington Center, 41 South High Street, Columbus, Ohio 43215, serves as investment advisor to the Funds pursuant to investment advisory agreements with the Trust.

Investment Advisor

Subject to the supervision of the Trustees, Huntington Asset Advisors, Inc. (“the Advisor”) provides a continuous investment program for the Funds, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Funds.

The Advisor, a separate, wholly owned subsidiary of Huntington Bank, is the investment advisor to the Huntington Funds. As of December 31, 2011, the Advisor had assets under management of $3.4 billion. The Advisor (and its predecessor) has served as investment advisor to the Funds since 1987.

Huntington Bank is a direct, wholly-owned subsidiary of Huntington Bancshares Incorporated, a Maryland corporation with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43215. As of December 31, 2011, Huntington Bank had assets of over $54 billion.

The Advisor has designated the following as Portfolio Managers for the Funds. Included is their business experience for the last five years.

Paula Jurcenko has served as the Portfolio Manager of each of the Asset Allocation Funds since 2009. Ms. Jurcenko joined Huntington Bank in 1989 and serves as Senior Vice President and Director of Product Management of Huntington Bank’s Investment Management Division. She has served in various business capacities during her tenure with Huntington Bank, including Director of Product Management for Huntington Investment Company. Ms. Jurcenko has served in her current role since 2001 and has been an active member of the Funds’ Investment Policy Committee since that time. Ms. Jurcenko has developed a broad array of investment proprietary products including mutual funds, variable annuities, managed accounts, separate accounts and mutual fund wraps. She holds FINRA licenses Series 7 and Series 24. Ms. Jurcenko received her Bachelor’s Degree and Master’s of Business Administration from The Ohio State University.

Donald L. Keller, Jr. is primarily responsible for the day-to-day management of the Disciplined Equity Fund, and has served as the portfolio manager since inception. Mr. Keller joined Haberer in 2003 and serves as President and Chief Investment Officer. He received his BBA Degree in finance and accounting from the University of Cincinnati and his MBA in finance from Xavier University.

Kirk Mentzer is primarily responsible for the day-to-day management of the Dividend Capture Fund. Mr. Mentzer has served as Portfolio Manager of the Dividend Capture Fund since 2001 and Portfolio Manager of the Fixed Income Securities Fund since 2000. He is Senior Vice President and Director of Investment Research of the Advisor. Mr. Mentzer joined Huntington Bank in 2000 and serves as Senior Vice President. Mr. Mentzer has been a Portfolio Manager since 2000 and from 2000 to 2001 he was Director of Fixed Income Investments. He became Director of Investment Research in 2001. He served as Vice President of Firstar Investment Research & Management Co. from 1989 through 2000 and managed Firstar’s Strategic Income and U.S. Government funds from 1999 to 2000. Mr. Mentzer received his M.B.A. from Xavier University.

Mr. Bateman has served as Portfolio Manager of the Situs Fund since 2002. Mr. Bateman is President and Chief Investment Officer of the Advisor. He joined Huntington Bank in 2000 as Chief Investment Officer. Mr. Bateman served as Senior Vice President of Star Bank from 1988 through 2000. Mr. Bateman holds a Chartered Financial Analyst designation. He received his Bachelor’s Degree from North Carolina State University.

Paul Attwood has served as Portfolio Manager for the Global Select Markets Fund since the Fund’s respective inception and as Portfolio Manager of the International Equity Fund since 2012. He joined Huntington in 2002 and is a Vice President of the Advisor. Prior to joining the Advisor, Mr. Attwood was a Senior Research Analyst and Portfolio Manager with Haberer Investment Advisor, a division of Huntington Private Financial Group. He has over 15 years of experience in the financial services industry. Mr. Attwood received his bachelor’s degree from the University of Cincinnati. He holds a Chartered Financial Analyst designation.

Herb Chen has served as Portfolio Manager for the Growth Fund since 2010. He is Senior Vice President of the Advisor. Mr. Chen joined The Huntington National Bank in 2009 as Region Manager in the Private Financial Group. He has been responsible for the investment management of financial assets for individuals and charitable foundations. Mr. Chen received his Bachelor’s degree in Finance and Management Information Systems from Carnegie Mellon University and received his M.B.A. from New York University Stern Business School.

Craig J. Hardy has served as a Portfolio Manager of the Income Equity Fund since 2003. He is Vice President of the Advisor. Mr. Hardy joined Huntington Bank in 1998 as a Vice President and is a member of its Investment Policy Committee. Mr. Hardy holds a Chartered Financial Analyst designation. He received his Bachelor’s degree in Economics from Princeton University and received his M.B.A. from Case Western Reserve University.

Peter Sorrentino has served as the Portfolio Manager of the Real Strategies Fund since the Fund’s inception. Mr. Sorrentino joined Huntington Bank in October of 2006 as a Senior Portfolio Manager and is Senior Vice President of the Advisor. From 2001 until joining Huntington, he served as the lead portfolio manager for the Legg Mason Balanced Trust. Mr. Sorrentino holds a Chartered Financial Analyst designation. He received his Bachelor’s Degree in Finance and Accounting from the University of Cincinnati.

Kathy Stylarek has served as the Portfolio Manager of the Ohio Tax-Free Fund since 2001. She is Vice President of the Advisor. Ms. Stylarek joined the Advisor in 2001 and is a Vice President of Huntington Bank. Ms. Stylarek served as Senior Trader at SunTrust Bank from 1997 through 2001. She received her Bachelor’s Degree from the University of South Florida.

Christopher M. Rowane has served as the Portfolio Manager of the Mid Corp America Fund since 2001. He is Senior Vice President of the Advisor. Mr. Rowane joined Huntington Bank in 2000 and is a Senior Vice President and member of its Investment Policy Committee. He has been the Regional Manager for the Investment Management Team in Southern Ohio, Kentucky and Indiana since 2000. Mr. Rowane served as Director of Portfolio Management for Firstar from 1993 through 2000. Mr. Rowane holds a Chartered Financial Analyst designation. He received his Bachelor’s Degree and M.B.A. from Gannon University.

William G. Doughty and Gustave J. Seasongood are jointly and primarily responsible for the day-to-day management of the Mortgage Securities Fund. Mr. Seasongood is responsible for the research, security selection and construction of the portion of the Mortgage Securities Fund’s portfolio that is invested in REITs. Mr. Doughty is responsible for the research, security selection and construction of the remainder of the Mortgage Securities Fund’s portfolio. Mr. Doughty and Mr. Seasongood have independent decision-making authority over their respective portions of the Mortgage Securities Fund’s portfolio, but do collaborate to determine the amount of the portfolio that will be invested in REITs, and to monitor the Mortgage Securities Fund’s cash flows.

Mr. Seasongood has served as a Co-Portfolio Manager of the Mortgage Securities Fund since 2001. He is Vice President of the Advisor. Mr. Seasongood joined Huntington Bank in 1995 as a Portfolio Manager and is Vice President. Mr. Seasongood holds a Chartered Financial Analyst designation. He received his Bachelor’s degree from Villanova University and his M.B.A. from Temple University.

Mr. Doughty has served as a Co-Portfolio Manager of the Mortgage Securities Fund, and Portfolio Manager of the Intermediate Government Income Fund and Short/Intermediate Fixed Income Securities Fund since 1999. He is Senior Vice President of the Advisor. Mr. Doughty joined Huntington Bank in 1961 and serves as Vice President. He is a member of Huntington Bank’s Investment Policy Committee and Manager of both the Fixed and Equity Trading Desk. He received his M.B.A. from The University of

Dayton. He was a Portfolio Manager/Senior Research Analyst and Assistant Vice President with U.S. Bank Asset Management/FIRMCO from 1997 to 2002. Mr. Hare received his Bachelor’s degree in Economics from the University of Cincinnati.

Mr. Koscik has served as the Portfolio Manager of the Rotating Markets Fund since 2001. He is Vice President of the Advisor. Mr. Koscik joined Huntington Bank in 1984 as a Portfolio Manager and serves as Vice President. He received his Bachelor’s Degree and J.D. from the University of Akron.

The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, management of other accounts, and ownership of securities in the Funds.

SUPPLEMENT DATED NOVEMBER 30, 2012 TO THE HUNTINGTON FUNDS RETAIL STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2012, AS AMENDED,

(CLASS A SHARES AND TRUST SHARES)

EFFECTIVE AS OF NOVEMBER 30, 2012, PLEASE REPLACE THE SECTION TITLED “PORTFOLIO MANAGER INFORMATION” IN THE HUNTINGTON FUNDS RETAIL STATEMENT OF ADDITIONAL INFORMATION ON PAGES 55 THROUGH 61 WITH THE FOLLOWING:

Portfolio Manager Information

Unless otherwise noted, the following information about the Funds’ Portfolio Managers is provided as of the end of the Funds’ most recently completed fiscal year and none of the other Accounts described below has an advisory fee that is based on the performance of the account.

Disciplined Equity Fund**

Other Accounts Managed by Donald L. Keller	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	None
Other Pooled Investment Vehicles	None
Other Accounts	621 accounts/$670,000,000

*	None of the Accounts has an advisory fee that is based on the performance of the account.
**	Information regarding other accounts managed is provided as of April 14, 2011. Portfolio manager is employed by Haberer, which serves as investment subadvisor to this Fund.

Dollar value range of Shares owned in the Fund: None

Dividend Capture Fund

Other Accounts Managed by Kirk Mentzer	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	3 funds/$497,153,000
Other Pooled Investment Vehicles	None
Other Accounts	22 accounts/$64,272,000

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: $50,001 - $100,000.

Global Select Markets Fund

Other Accounts Managed by Paul Attwood	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	3 funds/$109,300,000
Other Pooled Investment Vehicles	None
Other Accounts	None

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: None.

Growth Fund

Other Accounts Managed by Herbert Chen	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	2 funds/ $150,000,000
Other Pooled Investment Vehicles	None
Other Accounts	247 accounts/$363,000,000

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: $10,001 - $50,000

Income Equity Fund

Other Accounts Managed by Craig J. Hardy	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	1 fund/$19,967,203
Other Pooled Investment Vehicles	None
Other Accounts	214 accounts/$192,927,892

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: $10,001-$50,000

International Equity Fund

Other Accounts Managed by Paul Attwood	Total Number of Other Accounts Managed/ Total Assets
Registered Investment Companies	3 funds/$109,300,000
Other Pooled Investment Vehicles	None
Other Accounts	None

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: None.

Mid Corp America Fund

Other Accounts Managed by Christopher M. Rowane	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	2 funds/$158,161,857
Other Pooled Investment Vehicles	None
Other Accounts	319 accounts/ $207,786,842

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: $100,001-$500,000

Real Strategies Fund

Other Accounts Managed by Peter Sorrentino	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	1 funds/$104,700,000
Other Pooled Investment Vehicles	1 vehicle/$3,900,000
Other Accounts	129 accounts/$152,000,000

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: $10,001-$50,000

Rotating Markets Fund

Other Accounts Managed by Paul Koscik	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	1 fund/$9,171,000
Other Pooled Investment Vehicles	None
Other Accounts	194 accounts/$282,807,542

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: $10,001 - $50,000

Situs Fund

Other Accounts Managed by B. Randolph Bateman	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	1 fund/ $40,200,000
Other Pooled Investment Vehicles	None
Other Accounts	42 accounts/$1,200,000,000

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: $10,001-$50,000

Fixed Income Securities Fund

Other Accounts Managed by Kirk Mentzer	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	3 funds/$497,153,000
Other Pooled Investment Vehicles	None
Other Accounts	22 accounts/$64,272,000

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: None

Intermediate Government Income Fund

Other Accounts Managed by William G. Doughty	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	4 funds/$794,607,199
Other Pooled Investment Vehicles	None
Other Accounts	51 accounts/$1,869,011,814

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: $100,001-$500,000

Mortgage Securities Fund

Other Accounts Managed by William G. Doughty	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	4 funds/$794,607,199
Other Pooled Investment Vehicles	None
Other Accounts	51 accounts/$1,869,011,814

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: None

Other Accounts Managed by Gustave J. Seasongood	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	None
Other Pooled Investment Vehicles	None
Other Accounts	298 accounts/$360,864,623

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: None

Ohio Tax Free Fund

Other Accounts Managed by Kathy Stylarek	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	None
Other Pooled Investment Vehicles	None
Other Accounts	55 accounts/$693,205,281

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: None.

Short/Intermediate Fixed Income Securities Fund

Other Accounts Managed by William G. Doughty	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	4 funds/$619,954,447
Other Pooled Investment Vehicles	None
Other Accounts	46 accounts/$1,681,386,908

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: None

Balanced Allocation Fund

Other Accounts Managed by Paula Jurcenko	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	2 funds/$37,162,000
Other Pooled Investment Vehicles	None
Other Accounts	None

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: None.

Conservative Allocation Fund

Other Accounts Managed by Paula Jurcenko	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	2 funds/$49,260,000
Other Pooled Investment Vehicles	None
Other Accounts	None

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: None.

Growth Allocation Fund

Other Accounts Managed by Paula Jurcenko	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	2 funds/$43,186,000
Other Pooled Investment Vehicles	None
Other Accounts	None

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: None.

Mr. Keller is paid a fixed base salary and is eligible for cash incentives. Base salary is determined and reviewed annually based on competition in the investment management market. The cash incentive has the following components:

•	The quarterly component is calculated based on a fixed percentage of revenue generated by accounts for which Mr. Keller is directly responsible.

•

The annual component is based upon net income produced by Mr. Keller’s business unit compared to its budget. Mr. Keller is eligible for an annual award of stock options and/or restricted stock units on The Huntington National Bank’s holding company stock, the amount of which is recommended by his manager and approved by the Chief Executive Officer and Compensation Committee of the holding company.

Mr. Bateman is paid a fixed base salary and is eligible for a cash bonus. Base salary is determined within a market competitive salary range, based on his experience and performance, and is reviewed annually. The cash incentive is part of the 2012 Management Incentive Plan (“MIP”). MIP is an annual plan that is funded based on a percentage of annual base salary measured against corporate objectives and paid based on individual and business unit performance.

Mr. Bateman is eligible for annual awards of stock options and restricted stock units on The Huntington National Bank’s holding company stock, the amount of which is recommended by his manager and subject to approval by the Chief Executive Officer and the Compensation Committee of the Board of Directors of the holding company. Mr. Bateman is eligible, but has not elected, to participate in a deferred compensation program.

Mr. Attwood, Mr. Doughty, Mr. Hardy, Mr. Hare, Mr. Hendon, Mr. Koscik, Mr. Mentzer, Mr. Rowane, Mr. Seasongood, Mr. Sorrentino, and Ms. Stylarek (collectively “Fund Managers”) are paid fixed base salaries and are eligible for several cash incentives, as described below. Base salary is determined within a market competitive salary range, based on experience and performance, and is reviewed annually. The cash incentive is part of the 2012 Trust Incentive Plan (“TIP”). The TIP has several quarterly award components which are as follows:

•	The new business component of the quarterly incentive is calculated and paid based on generation of first year fees for new business sales for the quarter.

•

The quarterly award is allocated based on two components that make up the final incentive pool. The first component is based on a percentage of the Fund Manager’s quarterly base salary, and is based on the assigned Fund’s Lipper ranking for the calendar quarter. In addition, the pool is also funded based on the retail growth of its respective Fund, and the final pool is then adjusted for performance and cross-sales of other Huntington products.

•

Additionally, Fund Managers are eligible for a quarterly incentive under the Managed Asset Program (“MAPS”), which is a specific number of basis points on any new assets managed under their assigned specialty area in the MAPS program. Mr. Attwood’s specialty area is International, Mr. Hare’s specialty area is Mid Cap, Mr. Mentzer’s specialty area is Special Yield, Mr. Rowane’s specialty area is Mid Cap, Mr. Sorrentino’s specialty area is Options and Real Assets, and Ms. Stylarek’s specialty area is Municipal Securities.

•

Additionally, Fund Managers are responsible for researching and making buy, hold and sell recommendations for individually-assigned industries. Based on the Advisor’s Chief Investment Officer’s and the Director of Research’s assessment, and at their discretion, the Fund Manager may be awarded an incentive of a certain percentage of his or her quarterly base salary based on a comparison of the performance of a selected group of that Fund Manager’s recommended industry stocks to the relevant industry sector or peer group. Such industry sector or peer group is selected and changed by the Chief Investment Officer from time to time at his sole discretion. This is applicable to Mr. Hardy, Mr. Hare, Mr. Hendon, Mr. Koscik, Mr. Rowane, Mr. Seasongood, and Mr. Sorrentino.

Mr. Attwood, Mr. Doughty, Mr. Hardy, Mr. Hare, Mr. Hendon, Mr. Koscik, Mr. Mentzer, Mr. Rowane, Mr. Seasongood, Mr. Sorrentino, and Ms. Stylarek are each eligible for an annual award of stock options and/or restricted stock units of Huntington Bank’s holding company stock, the amount of which is recommended by the Fund Manager’s manager and approved by the Chief Executive Officer and Compensation Committee of the holding company. Mr. Mentzer and Mr. Sorrentino are eligible, but have not elected, to participate in a deferred compensation program. Mr. Rowane has elected to participate in the deferred compensation program.

Ms. Abbey is paid a fixed base salary and is eligible for cash incentives as described below. Base salary is determined within a market competitive salary range, based on the Fund Manager’s experience and performance, and is reviewed annually. The cash incentive is part of the 2012 Huntington Wealth Advisors Incentive Plan (“HWA Plan”), which is paid quarterly. The HWA Plan has several quarterly award components which are as follows:

•	The new business component of the quarterly incentive is calculated and paid based on generation of first year fees for new business sales for the quarter.

•

Ms. Abbey is also eligible for a quarterly award as a percent of her quarterly base salary, which is determined based on whether four pre-determined criteria categories with equally assigned weights within her performance plan were met, which are as follows: 5% on the overall HWA performance, 45% on the assigned Personal Trust region performance, 45% on the assigned HWA region performance, and 5% for closed referrals. The payout on any component can be increased by a maximum of 10% if the Fund Manager outperforms the plans by 10% or greater, but will be decreased by one-fourth increments to zero if the Fund Manager underperforms the goal for all categories except for referrals. Referrals will be adjusted downward only if the goal is not met for the quarter. Once the final incentive pool is determined, 50% will be subject to review against established Investment Policy Committee guidelines.

•

Additionally, Ms. Abbey is responsible for researching and making buy, hold and sell recommendations for individually-assigned industries. Based on the Advisor’s Chief Investment Officer’s and the Director of Research’s assessment, and at their discretion, the Fund Manager may be awarded an incentive of a certain percentage of his or her quarterly base salary based on a comparison of the performance of a selected group of that portfolio manager’s recommended industry stocks to the relevant industry sector or peer group. Such industry sector or peer group is selected and changed by the Chief Investment Officer from time to time at his sole discretion.

Mr. Chen, Ms. Jurcenko, and Mr. Weiner are paid a fixed base salary by The Huntington National Bank. Mr. Chen, Ms. Jurcenko, and Mr. Weiner do not receive bonuses or any other compensation in connection with the performance of any of the accounts they manage.